UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2012

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Glenrock Inc.
Address: 623 Fifth Ave, Suite 3101
         New York, New York  10022

13F File Number:  028-13765

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Michael Katz
Title:     President
Phone:     212-808-7387

Signature, Place, and Date of Signing:

 /s/     Michael Katz     New York, New York     November 14, 2012

Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

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                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:         0

Form 13F Information Table Entry Total:    19

Form 13F Information Table Value Total:    $93,957 (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

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
                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
AURICO GOLD INC                COM              05155C105     5222   747000 SH       SOLE                   747000        0        0
BARRICK GOLD CORP              COM              067901108     3633    87000 SH       SOLE                    87000        0        0
COBALT INTL ENERGY INC         COM              19075F106     5583   250700 SH       SOLE                   250700        0        0
ELDORADO GOLD CORP NEW         COM              284902103     7654   501900 SH       SOLE                   501900        0        0
GENCORP INC                    COM              368682100     7544   794949 SH       SOLE                   794949        0        0
HARMONY GOLD MNG LTD           SPONSORED ADR    413216300     5758   684700 SH       SOLE                   684700        0        0
INTERPUBLIC GROUP COS INC      COM              460690100     5126   461000 SH       SOLE                   461000        0        0
KINROSS GOLD CORP              NOTE 1.750% 3/1  496902AD9     6820   668000 SH       SOLE                   668000        0        0
MAG SILVER CORP                COM              55903Q104     2682   218900 SH       SOLE                   218900        0        0
MICROSOFT CORP                 COM              594918104     6401   215100 SH       SOLE                   215100        0        0
MORGAN STANLEY                 COM NEW          617446448     3365   201000 SH       SOLE                   201000        0        0
NEW GOLD INC CDA               COM              644535106     5712   467400 SH       SOLE                   467400        0        0
NEWMONT MINING CORP            COM              651639106     3613    64500 SH       SOLE                    64500        0        0
QUESTCOR PHARMACEUTICALS INC   COM              74835Y101     2787   102100 SH       SOLE                   102100        0        0
RUBICON MINERALS CORP          COM              780911103     1877   500600 SH       SOLE                   500600        0        0
ST JOE CO                      COM              790148100     8892   456000 SH       SOLE                   456000        0        0
SUNTRUST BKS INC               COM              867914103     6135   217000 SH       SOLE                   217000        0        0
SUPERVALU INC                  COM              868536103     1864   773600 SH       SOLE                   773600        0        0
YAMANA GOLD INC                COM              98462Y100     3289   172100 SH       SOLE                   172100        0        0